Investment in finance leases, net (Tables)	12 Months Ended
Dec. 31, 2025
Flight Equipment, Net [Abstract]
Schedule of Components of the Net Investment in Finance and Sales-type Leases
Components of investment in finance leases, net as of December 31, 2025 and 2024 were as follows:

	As of December 31,
	2025	2024
Future minimum lease payments to be received, net	$1,376,169	$1,189,932
Estimated residual values of leased flight equipment	1,138,541	516,550
Less: Unearned income	(694,940)	(487,729)
Less: Allowance for credit losses (Note 27)	(12,276)	(10,168)
	$1,807,494	$1,208,585

Schedule of Sales-type Leases, Lease Receivable, Maturity
As of December 31, 2025, the cash flows receivable, including the estimated residual value at lease termination, from sales-type leases were as follows:

Cash flows receivable
2026	$551,622
2027	435,613
2028	347,056
2029	212,885
2030	139,192
Thereafter	828,342
Undiscounted cash flows receivable	$2,514,710
Less: Unearned income	(694,940)
Less: Allowance for credit losses (Note 27)	(12,276)
$1,807,494